Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Research and development expenses	£ (18,017)	£ (25,062)	£ (36,426)
Administrative expenses	(4,988)	(6,063)	(7,291)
Impairment of intangible assets	(33)	(503)	(292)
Net foreign exchange gains (losses)	229	(1,156)	4,887
Operating loss	(22,809)	(32,784)	(39,122)
Finance income	358	754	669
Loss before tax	(22,451)	(32,030)	(38,453)
Income tax credit	3,454	4,398	6,432
Loss for the year attributable to equity holders of the Company	£ (18,997)	£ (27,632)	£ (32,021)
Basic loss per ordinary share	£ (0.26)	£ (0.53)	£ (0.61)
Diluted loss per ordinary share	£ (0.26)	£ (0.53)	£ (0.61)